Label	Element	Value
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	State Street Institutional Liquid Reserves Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the State Street Institutional Liquid Reserves Fund (the “ILR Fund” or sometimes referred to in context as the “Fund”) is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity, by investing in U.S. dollar-denominated money market securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the ILR Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund's proportionate share of the expenses of the State Street Money Market Portfolio (the “Money Market Portfolio” or sometimes referred to in context as the “Portfolio”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other Expenses” and “Total Annual Fund Operating Expenses” for the Administration Class, Investment Class, and Investor Class shares have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The ILR Fund follows a disciplined investment process in which SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, bases its decisions on the relative attractiveness of different money market instruments. In the Adviser's opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. Among other things, SSGA FM conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated short-term credit research team. The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to invest only in short-term, high quality debt obligations (generally, securities that have remaining maturities of 397 calendar days or less and that the Fund believes present minimal credit risk), to maintain a maximum dollar-weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity.
Although the Fund is a money market fund, the net asset value (“NAV”) of the Fund's Shares “floats,” fluctuating with changes in the values of the Fund's portfolio securities. The Fund typically accepts purchase and redemption orders multiple times per day, and calculates its NAV at each such time.
The Fund attempts to meet its investment objective by investing in a broad range of money market instruments. These may include, among other things: U.S. government securities, including U.S. Treasury bills, notes and bonds and other securities issued or guaranteed as to principal and/or interest, as applicable, by the U.S. government or its agencies or instrumentalities; certificates of deposits and time deposits of U.S. and foreign banks (including ECDs, ETDs and YCDs (as defined below)), commercial paper and other high quality obligations of U.S. or foreign companies; asset-backed securities, including asset-backed commercial paper; mortgage-related securities, including non-governmental mortgage-related securities; and repurchase agreements. These instruments may bear fixed, variable or floating rates of interest or may be zero-coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Adviser. Under normal market conditions, the Fund intends to invest more than 25% of its total assets in bank obligations. A substantial portion of the Fund may be invested in securities that are issued or traded pursuant to exemptions from registration under the federal securities laws.
European Certificates of Deposit (“ECDs”) are U.S. dollar-denominated certificates of deposit issued by a bank outside of the United States. European Time Deposits (“ETDs”) are U.S. dollar-denominated deposits in foreign branches of U.S. banks and foreign banks. Yankee Certificates of Deposit (“YCDs”) are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks. These instruments have different risks than those associated with the obligations of U.S. banks operating in the United States.
The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Money Market Portfolio, which has substantially identical investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund's only investments are shares of the Portfolio, and it participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” also generally describe the expected investment activities of the Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund's returns for Premier Class shares from year-to-year. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssga.com/cash.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the ILR Fund by illustrating the variability of the Fund's returns for Premier Class shares from year-to-year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 1.41% (Q4, 2023) Lowest Quarterly Return: 0.00% (Q4, 2021)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/23)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund's current yield, please call (877) 521-4083.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(877) 521-4083
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them.
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may impose a fee upon the sale of your shares. Effective October 2, 2024, the Fund generally must impose a fee when net sales of Fund shares exceed certain levels.
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Low Short Term Interest Rates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Low Short-Term Interest Rates: During market conditions in which short-term interest rates are at low levels, the Fund's yield can be very low. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Debt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that debt securities will decline in value because of increases in interest rates. The value of a security with a longer duration will be more sensitive to changes in interest rates than a similar security with a shorter duration. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Large Shareholder Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large Shareholder Risk: To the extent a large proportion of the interests of the Portfolio are held by a small number of investors (or a single investor), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these investors will purchase or redeem Portfolio interests in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Master Feeder Structure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Master/Feeder Structure Risk: The Fund pursues its objective by investing substantially all of its assets in another pooled investment vehicle (a “master fund”). The ability of the Fund to meet its investment objective is directly related to the ability of the master fund to meet its investment objective. The Adviser serves as investment adviser to the master fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the master fund. Substantial redemptions by other investors in a master fund may affect the master fund's investment program adversely and limit the ability of the master fund to achieve its objective.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Rapid Changes in Interest Rates Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Variable and Floating Rate Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Repurchase Agreement Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate the transaction, and it may be delayed or prevented from realizing on any collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | U S Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Mortgage Related and Other Asset Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Money Market Risk Floating NAV [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Money Market Risk-Floating NAV: The Fund does not maintain a constant net asset value per share. The value of the Fund's shares is calculated to four decimal places and will vary reflecting the value of the portfolio of investments held by the Fund. It is possible to lose money by investing in the Fund.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Banking Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Banking Companies Risk: The performance of bank stocks may be affected by extensive governmental regulation, which may limit the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. The impact of changes in regulations and capital requirements on a banking company cannot be predicted and may negatively impact such banking company. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively impact banking companies. Banks may also be subject to severe price competition. Competition among banking companies is high and failure to maintain or increase market share may result in lost market value.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Financial Institutions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financial Institutions Risk: Changes in the creditworthiness of financial institutions (such as banks and broker-dealers) may adversely affect the values of instruments of issuers in financial industries. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. In the Spring of 2023, the shut‐down of certain financial institutions raised economic concerns over disruption in the U.S. banking system.  There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy or the Fund. In addition, the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition of a financial institution.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the
Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Non U S Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Restricted Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Restricted Securities Risk: The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Risk of Investment in Other Pools [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investment in Other Pools: If the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Risks Related to ECDs ETDs and YCDs [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risks Related to ECDs, ETDs and YCDs: Banks issuing ECDs, ETDs and YCDs are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of foreign issuers also involve risks such as future unfavorable political and economic developments, withholding or other tax, seizures of foreign deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Zero Coupon Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Zero-Coupon Bond Risk: Zero-coupon bonds usually trade at a deep discount from their face or par values and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities that make current distributions of interest.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 15
3 years	rr_ExpenseExampleYear03	48
5 years	rr_ExpenseExampleYear05	85
10 years	rr_ExpenseExampleYear10	192
1 year	rr_ExpenseExampleNoRedemptionYear01	15
3 years	rr_ExpenseExampleNoRedemptionYear03	48
5 years	rr_ExpenseExampleNoRedemptionYear05	85
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 192
One Year	rr_AverageAnnualReturnYear01	5.26%
Five Years	rr_AverageAnnualReturnYear05	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 03, 2018
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Administration
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	119
5 years	rr_ExpenseExampleYear05	208
10 years	rr_ExpenseExampleYear10	468
1 year	rr_ExpenseExampleNoRedemptionYear01	38
3 years	rr_ExpenseExampleNoRedemptionYear03	119
5 years	rr_ExpenseExampleNoRedemptionYear05	208
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 468
One Year	rr_AverageAnnualReturnYear01	5.03%
Five Years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2016
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Investment
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	591
1 year	rr_ExpenseExampleNoRedemptionYear01	48
3 years	rr_ExpenseExampleNoRedemptionYear03	151
5 years	rr_ExpenseExampleNoRedemptionYear05	263
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 591
One Year	rr_AverageAnnualReturnYear01	4.92%
Five Years	rr_AverageAnnualReturnYear05	1.72%
10-Years	rr_AverageAnnualReturnYear10	1.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2007
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 20
3 years	rr_ExpenseExampleYear03	64
5 years	rr_ExpenseExampleYear05	113
10 years	rr_ExpenseExampleYear10	255
1 year	rr_ExpenseExampleNoRedemptionYear01	20
3 years	rr_ExpenseExampleNoRedemptionYear03	64
5 years	rr_ExpenseExampleNoRedemptionYear05	113
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 255
One Year	rr_AverageAnnualReturnYear01	5.22%
Five Years	rr_AverageAnnualReturnYear05	1.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2017
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Premier
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.12%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 12
3 years	rr_ExpenseExampleYear03	39
5 years	rr_ExpenseExampleYear05	68
10 years	rr_ExpenseExampleYear10	154
1 year	rr_ExpenseExampleNoRedemptionYear01	12
3 years	rr_ExpenseExampleNoRedemptionYear03	39
5 years	rr_ExpenseExampleNoRedemptionYear05	68
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 154
2014	rr_AnnualReturn2014	0.07%
2015	rr_AnnualReturn2015	0.12%
2016	rr_AnnualReturn2016	0.45%
2017	rr_AnnualReturn2017	1.05%
2018	rr_AnnualReturn2018	2.00%
2019	rr_AnnualReturn2019	2.32%
2020	rr_AnnualReturn2020	0.59%
2021	rr_AnnualReturn2021	0.04%
2022	rr_AnnualReturn2022	1.72%
2023	rr_AnnualReturn2023	5.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
One Year	rr_AverageAnnualReturnYear01	5.29%
Five Years	rr_AverageAnnualReturnYear05	1.98%
10-Years	rr_AverageAnnualReturnYear10	1.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 12, 2004
Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund | Opportunity
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 15
3 years	rr_ExpenseExampleYear03	48
5 years	rr_ExpenseExampleYear05	85
10 years	rr_ExpenseExampleYear10	192
1 year	rr_ExpenseExampleNoRedemptionYear01	15
3 years	rr_ExpenseExampleNoRedemptionYear03	48
5 years	rr_ExpenseExampleNoRedemptionYear05	85
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 192
One Year	rr_AverageAnnualReturnYear01	5.25%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 27, 2021

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” for the Administration Class, Investment Class, and Investor Class shares have been restated to reflect current fees.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), and its affiliates, may voluntarily reduce all or a portion of their fees and/or reimburse expenses of the Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser and its affiliates for the full dollar amount of any Voluntary Reduction incurred beginning on May 1, 2020. During the fiscal year ended December 31, 2023, the Adviser and its affiliates did not waive fees or reimburse expenses under the Voluntary Reduction. Each of the Adviser and its affiliates may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and may reduce the Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.